Geographic Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 65,221	$ 68,949	$ 57,519
Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	65,221	68,949	57,519
Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	77,341	83,907
Canada
Disclosure of geographical areas [line items]
Revenue	59,104	62,320	49,533
Non-current assets	77,032	82,587
Europe [Member]
Disclosure of geographical areas [line items]
Revenue	6,117	6,531	7,287
Non-current assets	263	433
Other [Member]
Disclosure of geographical areas [line items]
Revenue	0	98	$ 699
Non-current assets	$ 46	$ 887